Balances and transactions with related parties (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Associates
Balances and transactions with related parties
Sales to/income from related parties	₽ 3	₽ 3
Purchases/expenses from related parties	(183)	(525)
Amounts owed by related parties		170
Amounts owed to related parties		(116)
Key management personnel
Balances and transactions with related parties
Purchases/expenses from related parties	(307)	(422)
Amounts owed to related parties	(114)	(142)
Other related parties
Balances and transactions with related parties
Sales to/income from related parties	5	9
Purchases/expenses from related parties	(22)	(21)
Amounts owed by related parties		8
Amounts owed to related parties	₽ (16)	₽ (9)